Kunzman & Bollinger, Inc.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112
Telephone (405) 942-3501
Fax (405) 942-3527
March 21, 2008
ELECTRONIC FILING
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, DC 20549
     RE:      Registration Statement on Form S-1 for Units in
                 LEAF Equipment Finance Fund 4, L.P.
Dear Sir or Madam:
     Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of the above-referenced Partnership in connection with the offer and sale of the Units is a Registration Statement on Form S-1, with exhibits thereto.
     The registration relates to Units of limited partner interests in the Partnership, which is a Delaware limited partnership formed to engage in the equipment leasing and financing business. The General Partner of the Partnership is LEAF Asset Management, LLC.
     A registration fee of $7,860 has been wire transferred Mellon Bank.
     Please direct any questions or comments with respect to this filing to the undersigned or Mr. Wallace W. Kunzman, Jr. at (405) 942-3501.

Very truly yours,

KUNZMAN & BOLLINGER, INC.

/s/ Gerald A. Bollinger

Gerald A. Bollinger
Enclosures
cc: Mr. Daniel G. Courtney without enclosures